Shareholder Fees (Vanguard Dividend Growth Fund Annuity:)	Vanguard Dividend Growth Fund Vanguard Dividend Growth Fund - Investor Shares 2/1/2014 - 1/31/2015
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none